Convertible Debt - Summary of Convertible Debt (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total Convertible Debt at end of period	$ 284,853,896	$ 284,853,896	$ 100,877,838
Convertible debt
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period			0
Fair value (gain) loss on embedded derivative	815,396	(16,744,434)
Total Convertible Debt at end of period	92,343,624	92,343,624	100,877,838
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period		0
Issuance of convertible notes		200,000,000	0
Principal of convertible note at end of period	200,000,000	200,000,000	0
Conversion feature at beginning of period		0	0
Conversion feature issued		43,254,358	0
Fair value (gain) loss on embedded derivative	(9,382,418)	(9,382,418)	0
Conversion feature at end of period	33,871,940	33,871,940	0
Debt component at beginning of period		0	0
Debt Component Issued			0
Transaction costs			0
Accrued interest paid in kind		0	0
Accrued interest expense	3,210,452	3,210,452	0
Debt component at end of period	158,638,332	158,638,332	0
Total Convertible Debt at end of period	192,510,272	192,510,272	0
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period		100,000,000	0
Issuance of convertible notes		5,923,518	100,000,000
Principal of convertible note at end of period	105,923,518	105,923,518	100,000,000
Conversion feature at beginning of period		29,028,938	0
Conversion feature issued		0	27,681,043
Fair value (gain) loss on embedded derivative		(16,744,434)	1,347,895
Conversion feature at end of period	12,284,504	12,284,504	29,028,938
Debt component at beginning of period		71,848,900	0
Debt Component Issued		5,923,518	72,318,957
Transaction costs		0	(1,599,737)
Accrued interest paid in kind		(5,923,518)	0
Accrued interest expense	8,210,220	8,210,220	1,129,680
Debt component at end of period	80,059,120	80,059,120	71,848,900
Total Convertible Debt at end of period	$ 92,343,624	$ 92,343,624	$ 100,877,838